Prudential Investment Portfolios 5
655 Broad Street

Newark, New Jersey 07102

October 4, 2021

Re:	497(j) Filing for Prudential Investment Portfolios 5Registration Numbers 333-82621 and 811-09439

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 29, 2021.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-2762.

Sincerely,

/s/ Debra Rubano

Debra Rubano
Assistant Secretary